financial instruments	6 Months Ended
Jun. 30, 2021
financial instruments
financial instruments

4    financial instruments

(a) Credit risk

Excluding credit risk, if any, arising from currency swaps settled on a gross basis, the best representation of our maximum exposure (excluding income tax effects) to credit risk, which is a worst-case scenario and does not reflect results we expect, is set out in the following table.

	June 30,	December 31,
As at (millions)	2021	2020
Cash and temporary investments, net	$2,183	$848
Accounts receivable	2,760	2,716
Contract assets	659	707
Derivative assets	72	42
	$5,674	$4,313

Cash and temporary investments, net

Credit risk associated with cash and temporary investments is managed by ensuring that these financial assets are placed with: governments; major financial institutions that have been accorded strong investment grade ratings by a primary rating agency; and/or other creditworthy counterparties. An ongoing review evaluates changes in the status of counterparties.

Accounts receivable

Credit risk associated with accounts receivable is inherently managed by the size and diversity of our large customer base, which includes substantially all consumer and business sectors in Canada. We follow a program of credit evaluations of customers and limit the amount of credit extended when deemed necessary. Accounts are considered to be past due (in default) when customers have failed to make the contractually required payments when due, which is generally within 30 days of the billing date. Any late payment charges are levied at an industry-based market or negotiated rate on outstanding non-current customer account balances.

As at (millions)		June 30, 2021			December 31, 2020

	Note	Gross	Allowance	Net [1]	Gross	Allowance	Net [1]

Customer accounts receivable, net of allowance for doubtful accounts
Less than 30 days past billing date		$830	$(14)	$816	$815	$(19)	$796
30-60 days past billing date		227	(13)	214	339	(17)	322
61-90 days past billing date		64	(16)	48	90	(19)	71
More than 90 days past billing date		105	(36)	69	98	(43)	55
Unbilled customer finance receivables		1,126	(50)	1,076	1,026	(42)	984
		$2,352	$(129)	$2,223	$2,368	$(140)	$2,228
Current		$1,899	$(104)	$1,795	$1,986	$(119)	$1,867
Non-current	20	453	(25)	428	382	(21)	361
		$2,352	$(129)	$2,223	$2,368	$(140)	$2,228

1	Net amounts represent customer accounts receivable for which an allowance had not been made as at the dates of the Consolidated statements of financial position (see Note 6(b)).

We maintain allowances for lifetime expected credit losses related to doubtful accounts. Current economic conditions (including forward-looking macroeconomic data), historical information (including credit agency reports, if available), reasons for the accounts being past due and the line of business from which the customer accounts receivable arose are all considered when determining whether to make allowances for past-due accounts. The same factors are considered when determining whether to write off amounts charged to the allowance for doubtful accounts against the customer accounts receivable. The doubtful accounts expense is calculated on a specific-identification basis for customer accounts receivable above a specific balance threshold and on a statistically derived allowance basis for the remainder. No customer accounts receivable are written off directly to the doubtful accounts expense.

The following table presents a summary of the activity related to our allowance for doubtful accounts.

	Three months		Six months
Periods ended June 30 (millions)	2021	2020	2021	2020
Balance, beginning of period	$134	$56	$140	$55
Additions (doubtful accounts expense)	11	46	25	58
Accounts written off [1] less than recoveries	(18)	(6)	(39)	(18)
Other	2	8	3	9
Balance, end of period	$129	$104	$129	$104

1	For the three-month and six-month periods ended June 30, 2021, accounts written off, but that were still subject to enforcement activity, totalled $31 (2020 – $25) and $54 (2020 – $59), respectively.

Contract assets

Credit risk associated with contract assets is inherently managed by the size and diversity of our large customer base, which includes substantially all consumer and business sectors in Canada. We follow a program of credit evaluations of customers and limit the amount of credit extended when deemed necessary.

As at (millions)	June 30, 2021			December 31, 2020
	Gross	Allowance	Net (Note 6(c))	Gross	Allowance	Net

Contract assets, net of impairment allowance
To be billed and thus reclassified to accounts receivable during:
The 12-month period ending one year hence	$562	$(25)	$537	$611	$(29)	$582
The 12-month period ending two years hence	240	(11)	229	265	(12)	253
Thereafter	19	(1)	18	16	(1)	15
	$821	$(37)	$784	$892	$(42)	$850

We maintain allowances for lifetime expected credit losses related to contract assets. Current economic conditions, historical information (including credit agency reports, if available), and the line of business from which the contract asset arose are all considered when determining impairment allowances. The same factors are considered when determining whether to write off amounts charged to the impairment allowance for contract assets against contract assets.

Derivative assets (and derivative liabilities)

Counterparties to our foreign exchange derivatives are major financial institutions that have been accorded investment grade ratings by a primary credit rating agency. The total dollar amount of credit exposure under contracts with any one financial institution is limited and counterparties’ credit ratings are monitored. We do not give or receive collateral on swap agreements and hedging items due to our credit rating and those of our counterparties. While we are exposed to the risk of potential credit losses due to the possible non-performance of our counterparties, we consider this risk remote. Our derivative liabilities do not have credit risk-related contingent features.

(b) Liquidity risk

As a component of our capital structure financial policies, discussed further in Note 3, we manage liquidity risk by:

•      maintaining a daily cash pooling process that enables us to manage our available liquidity and our liquidity requirements according to our actual needs;

•      maintaining an agreement to sell trade receivables to an arm’s-length securitization trust and bilateral bank facilities (Note 22), a commercial paper program (Note 26(c)) and syndicated credit facilities (Note 26(d),(e));

•      maintaining an in-effect shelf prospectus;

•      continuously monitoring forecast and actual cash flows; and

•      managing maturity profiles of financial assets and financial liabilities.

Our debt maturities in future years are as disclosed in Note 26(h). As at June 30, 2021, TELUS Corporation could offer $2.75 billion of debt or equity securities pursuant to a shelf prospectus that is in effect until June 2023 (December 31, 2020 – $2.0 billion of debt or equity securities pursuant to a shelf prospectus that was in effect until June 2022). We believe that our investment grade credit ratings contribute to reasonable access to capital markets.

We closely match the contractual maturities of our derivative financial liabilities with those of the risk exposures they are being used to manage.

The expected maturities of our undiscounted financial liabilities do not differ significantly from the contractual maturities, other than as noted below. The contractual maturities of our undiscounted financial liabilities, including interest thereon (where applicable), are set out in the following tables.

	Non-derivative				Derivative

			Composite long-term debt
			Long-term		Currency swap agreement			Currency swap agreement
	Non-interest		debt,		amounts to be exchanged [2]			amounts to be exchanged
	bearing		excluding
	financial	Short-term	leases [1]	Leases
As at June 30, 2021 (millions)	liabilities	borrowings [1]	(Note 26)	(Note 26)	(Receive)	Pay	Other	(Receive)	Pay	Total
2021 (remainder of year)	$2,666	$100	$560	$267	$(270)	$275	$—	$(284)	$295	$3,609
2022	186	—	2,233	384	(145)	149	4	(230)	231	2,812
2023	15	—	1,166	241	(145)	149	—	—	—	1,426
2024	13	—	1,723	200	(146)	149	—	—	—	1,939
2025	2	—	2,231	155	(511)	549	—	—	—	2,426
2026-2030	4	—	8,135	427	(1,787)	1,898	—	—	—	8,677
Thereafter	—	—	11,512	402	(2,812)	2,949	—	—	—	12,051
Total	$2,886	$100	$27,560	$2,076	$(5,816)	$6,118	$4	$(514)	$526	$32,940

			Total (Note 26(h))			$29,938

1	Cash outflows in respect of interest payments on our short-term borrowings, commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates in effect as at June 30, 2021.
2	The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swap receive column, have been determined based upon the currency exchange rates in effect as at June 30, 2021. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swap pay column as gross cash flows are exchanged pursuant to the currency swap agreements.

	Non-derivative				Derivative

			Composite long-term debt
			Long-term		Currency swap agreement			Currency swap agreement
	Non-interest		debt,		amounts to be exchanged [2]			amounts to be exchanged
	bearing		excluding
As at December 31,	financial	Short-term	leases [1]	Leases
2020 (millions)	liabilities	borrowings [1]	(Note 26)	(Note 26)	(Receive)	Pay	Other	(Receive)	Pay	Total
2021	$2,669	$101	$1,658	$538	$(882)	$892	$—	$(454)	$475	$4,997
2022	74	—	2,204	371	(149)	151	—	—	—	2,651
2023	8	—	1,149	230	(149)	151	6	—	—	1,395
2024	8	—	1,706	191	(150)	151	—	—	—	1,906
2025	9	—	2,868	145	(525)	575	—	—	—	3,072
2026-2030	12	—	7,953	417	(1,836)	1,898	—	—	—	8,444
Thereafter	—	—	9,877	379	(2,889)	2,949	—	—	—	10,316
Total	$2,780	$101	$27,415	$2,271	$(6,580)	$6,767	$6	$(454)	$475	$32,781

			Total			$29,873

1	Cash outflows in respect of interest payments on our short-term borrowings, commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates in effect as at December 31, 2020.
2	The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swap receive column, have been determined based upon the currency exchange rates in effect as at December 31, 2020. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swap pay column as gross cash flows are exchanged pursuant to the currency swap agreements.

(c) Market risks

Net income and other comprehensive income for the six-month periods ended June 30, 2021 and 2020, could have varied if the Canadian dollar: U.S. dollar exchange rate, the U.S. dollar: European euro exchange rate and market interest rates varied by reasonably possible amounts from their actual statement of financial position date amounts.

The sensitivity analysis of our exposure to currency risk at the reporting date has been determined based upon a hypothetical change taking place at the relevant statement of financial position date. The U.S. dollar-denominated and European euro-denominated balances and derivative financial instrument notional amounts as at the statement of financial position dates have been used in the calculations.

The sensitivity analysis of our exposure to interest rate risk at the reporting date has been determined based upon a hypothetical change taking place at the beginning of the relevant fiscal year and being held constant through to the statement of financial position date. The principal and notional amounts as at the relevant statement of financial position date have been used in the calculations.

Income tax expense, which is reflected net in the sensitivity analysis, reflects the applicable statutory income tax rates for the reporting periods.

Six-month periods ended June 30	Net income		Other comprehensive income		Comprehensive income
(increase (decrease) in millions)	2021	2020	2021	2020	2021	2020
Reasonably possible changes in market risks [1]
10% change in C$: US$ exchange rate
Canadian dollar appreciates	$1	$4	$(25)	$(66)	$(24)	$(62)
Canadian dollar depreciates	$(1)	$(4)	$25	$66	$24	$62
10% change in US$: € exchange rate
U.S. dollar appreciates	$—	$—	$(50)	$(55)	$(50)	$(55)
U.S. dollar depreciates	$—	$—	$50	$55	$50	$55
25 basis point change in interest rates
Interest rates increase
Canadian interest rate	$—	$—	$90	$118	$90	$118
U.S. interest rate	$—	$—	$(93)	$(129)	$(93)	$(129)
Combined	$—	$—	$(3)	$(11)	$(3)	$(11)
Interest rates decrease
Canadian interest rate	$—	$—	$(94)	$(124)	$(94)	$(124)
U.S. interest rate	$—	$—	$98	$137	$98	$137
Combined	$—	$—	$4	$13	$4	$13

1	These sensitivities are hypothetical and should be used with caution. Changes in net income and/or other comprehensive income generally cannot be extrapolated because the relationship of the change in assumption to the change in net income and/or other comprehensive income may not be linear. In this table, the effect of a variation in a particular assumption on the amount of net income and/or other comprehensive income is calculated without changing any other factors; in reality, changes in one factor may result in changes in another, which might magnify or counteract the sensitivities.

The sensitivity analysis assumes that we would realize the changes in exchange rates and market interest rates; in reality, the competitive marketplace in which we operate would have an effect on this assumption.

(d) Fair values

General

The carrying values of cash and temporary investments, accounts receivable, short-term obligations, short-term borrowings, accounts payable and certain provisions (including restructuring provisions) approximate their fair values due to the immediate or short-term maturity of these financial instruments. The fair values are determined directly by reference to quoted market prices in active markets.

The fair values of our investment financial assets are based on quoted market prices in active markets or other clear and objective evidence of fair value.

The fair value of our long-term debt, excluding leases, is based on quoted market prices in active markets.

The fair values of the derivative financial instruments we use to manage our exposure to currency risk are estimated based on quoted market prices in active markets for the same or similar financial instruments or on the current rates offered to us for financial instruments of the same maturity, as well as discounted future cash flows determined using current rates for similar financial instruments of similar maturities subject to similar risks (such fair value estimates being largely based on the Canadian dollar: U.S. dollar forward exchange rate as at the statements of financial position dates).

Derivative

The derivative financial instruments that we measure at fair value on a recurring basis subsequent to initial recognition are set out in the following table.

As at (millions)	June 30, 2021					December 31, 2020
		Maximum		Fair value [1]		Maximum		Fair value [1]
		maturity	Notional	and carrying	Price or	maturity	Notional	and carrying	Price or
	Designation	date	amount	value	rate	date	amount	value	rate
Current Assets [2]
Derivatives used to manage
Currency risk arising from U.S. dollar revenues	HFT [4]	2021	$17	$—	US$1.00: C$1.24	2021	$87	$2	US$1.00: C$1.27
Currency risk arising from U.S. dollar-denominated purchases	HFH [3]	2022	$92	1	US$1.00: C$1.22	—	$—	—	—
Currency risk arising from U.S. dollar-denominated long-term debt (Note 26(b)-(c))	HFH [3]	—	$—	—	—	2021	$95	—	US$1.00: C$1.27
Currency risk arising from European euro functional currency operations purchased with U.S. dollar-denominated long-term debt [7] (Note 26(e))	HFH [5]	2025	$32	1	€1.00: US$1.09	2025	$34	—	€1.00: US$1.09
				$2				$2
Other Long-Term Assets [2]
Derivatives used to manage
Currency risk arising from U.S. dollar-denominated long-term debt [6] (Note 26(b)-(c))	HFH [3]	2048	$2,154	$70	US$1.00: C$1.27	2048	$2,176	$40	US$1.00: C$1.27
Current Liabilities [2]
Derivatives used to manage
Currency risk arising from U.S. dollar revenues	HFT [4]	2022	$101	$1	US$1.00: C$1.24	—	$—	$—	—
Currency risk arising from U.S. dollar-denominated purchases	HFH [3]	2022	$315	13	US$1.00: C$1.29	2021	$388	21	US$1.00: C$1.34
Currency risk arising from U.S. dollar-denominated long-term debt (Note 26(b)-(c))	HFH [3]	2021	$202	5	US$1.00: C$1.27	2021	$647	11	US$1.00: C$1.29
Interest rate risk associated with non-fixed rate credit facility amounts drawn (Note 26(e))	HFH [3]	2022	$121	4	2.64%	2022	$8	—	2.64%
				$23				$32
Other Long-Term Liabilities [2]
Derivatives used to manage
Currency risk arising from U.S. dollar-denominated long-term debt [6] (Note 26(b)-(c))	HFH [3]	2049	$3,223	$84	US$1.00: C$1.33	2049	$3,260	$82	US$1.00: C$1.33
Currency risk arising from European euro functional currency operations purchased with U.S. dollar-denominated long-term debt [7] (Note 26(e))	HFH [5]	2025	$509	44	€1.00: US$1.09	2025	$557	67	€1.00: US$1.09
Interest rate risk associated with non-fixed rate credit facility amounts drawn (Note 26(e))	HFH [3]	—	$—	—	—	2022	$120	6	2.64%
				$128				$155

1	Fair value measured at reporting date using significant other observable inputs (Level 2).
2	Derivative financial assets and liabilities are not set off.
3	Designated as held for hedging (HFH) upon initial recognition (cash flow hedging item); hedge accounting is applied. Unless otherwise noted, hedge ratio is 1:1 and is established by assessing the degree of matching between the notional amounts of hedging items and the notional amounts of the associated hedged items.
4	Designated as held for trading (HFT) and classified as fair value through net income upon initial recognition; hedge accounting is not applied.
5	Designated as a hedge of a net investment in a foreign operation and hedge accounting is applied. Hedge ratio is 1:1 and is established by assessing the degree of matching between the notional amounts of hedging items and the notional amounts of the associated hedged items.
6	We designate only the spot element as the hedging item. As at June 30, 2021, the foreign currency basis spread included in the fair value of the derivative instruments, which is used for purposes of assessing hedge ineffectiveness, was $43 (December 31, 2020 – $101).
7	We designate only the spot element as the hedging item. As at June 30, 2021, the foreign currency basis spread included in the fair value of the derivative instruments, which is used for purposes of assessing hedge ineffectiveness, was $1 (December 31, 2020 - $1).

Non-derivative

Our long-term debt, which is measured at amortized cost, and the fair value thereof, are set out in the following table.

As at (millions)	June 30, 2021		December 31, 2020
	Carrying		Carrying
	value	Fair value	value	Fair value
Long-term debt, excluding leases (Note 26)	$18,238	$19,701	$18,451	$20,313

(e) Recognition of derivative gains and losses

The following table sets out the gains and losses, excluding income tax effects, arising from derivative instruments that are classified as cash flow hedging items and their location within the Consolidated statements of income and other comprehensive income.

Credit risk associated with such derivative instruments, as discussed further in (a), would be the primary source of hedge ineffectiveness. There was no ineffective portion of the derivative instruments classified as cash flow hedging items for the periods presented.

		Amount of gain (loss)
		recognized in other		Gain (loss) reclassified from other comprehensive
		comprehensive income		income to income (effective portion) (Note 11)
		(effective portion) (Note 11)			Amount
Periods ended June 30 (millions)	Note	2021	2020	Location	2021	2020
THREE-MONTH
Derivatives used to manage currency risk
Arising from U.S. dollar-denominated purchases		$(4)	$(13)	Goods and services purchased	$(10)	$5
Arising from U.S. dollar-denominated long-term debt [1]	26(b)-(c)	(26)	(216)	Financing costs	(63)	(129)
Arising from net investment in a foreign operation [2]		(4)	(21)	Financing costs	—	(3)
		(34)	(250)		(73)	(127)
Derivatives used to manage other market risk
Arising from changes in share-based compensation costs and other	14(b)	(1)	—	Employee benefits expense	(2)	1
		$(35)	$(250)		$(75)	$(126)
SIX-MONTH
Derivatives used to manage currency risk
Arising from U.S. dollar-denominated purchases		$(8)	$18	Goods and services purchased	$(18)	$7
Arising from U.S. dollar-denominated long-term debt [1]	26(b)-(c)	(3)	424	Financing costs	(111)	223
Arising from net investment in a foreign operation [2]		22	(22)	Financing costs	—	—
		11	420		(129)	230
Derivatives used to manage other market risk
Arising from changes in share-based compensation costs and other	14(b)	—	(10)	Employee benefits expense	(2)	(1)
		$11	$410		$(131)	$229

1	Amounts recognized in other comprehensive income are net of the change in the foreign currency basis spread (which is used for purposes of assessing hedge ineffectiveness) included in the fair value of the derivative instruments; such amounts for the three-month and six-month periods ended June 30, 2021, were $14 (2020 - $(4)) and $(58) (2020 - $54), respectively.
2	Amounts recognized in other comprehensive income are net of the change in the foreign currency basis spread (which is used for purposes of assessing hedge ineffectiveness) included in the fair value of the derivative instruments; such amounts for the three-month and six-month periods ended June 30, 2021, were $NIL (2020 – $2) and $NIL (2020 - $2), respectively.

The following table sets out the gains and losses arising from derivative instruments that are classified as held for trading and that are not designated as being in a hedging relationship, as well as their location within the Consolidated statements of income and other comprehensive income.

				Gain (loss) recognized in
				income on derivatives
Three-month periods ended June 30 (millions)	Location	2021	2020	2021	2020
Derivatives used to manage currency risk	Financing costs	$(1)	$3	$—	$4